UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Valicenti Advisory Services, Inc.
Address: 400 East Water Street
Elmira, New York 14901

13F File Number: 28-7606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Naylor
Title:     Vice President
Phone:     607-734-2665

Signature, Place, and Date of Signing:

                               Elmira, NY
--------------------------- ---------------- -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   36

Form 13F Information Table Value Total:   $91,610 (x$1000)

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     1854    93250 SH       SOLE                                      93250
ALTRIA GROUP INC               COM              02209S103     1723    64270 SH       SOLE                                      64270
AMAZON COM INC                 COM              023135106     5412    25030 SH       SOLE                                      25030
APPLE INC                      COM              037833100     8667    22728 SH       SOLE                                      22728
CATERPILLAR INC DEL            COM              149123101     4658    63089 SH       SOLE                                      63089
CHEVRON CORP                   COM              166764100     4318    46632 SH       SOLE                                      46632
COCA-COLA CO                   COM              191216100      888    13141 SH       SOLE                                      13141
CORNING INC                    COM              219350105     5664   458216 SH       SOLE                                     458216
ELMIRA SAVINGS BANK            COM              289660102     2532   162407 SH       SOLE                                     162407
EMC CORP                       COM              268648102     3630   172950 SH       SOLE                                     172950
EQUINIX INC                    COM              29444U502     1041    11720 SH       SOLE                                      11720
EXXON MOBIL CORP               COM              30231G102     1258    17326 SH       SOLE                                      17326
GENERAL ELECTRIC CO            COM              369604103     4371   287160 SH       SOLE                                     287160
GOLDMAN SACHS GROUP INC        COM              38141G104     2838    30020 SH       SOLE                                      30020
INTEL CORP                     COM              458140100     1236    57928 SH       SOLE                                      57928
INTL BUSINESS MACHINES         COM              459200101     3889    22240 SH       SOLE                                      22240
INTUITIVE SURGICAL             COM              46120E602     6017    16517 SH       SOLE                                      16517
JOHNSON & JOHNSON              COM              478160104      217     3400 SH       SOLE                                       3400
KRAFT FOODS INC                COM              50075N104      598    17812 SH       SOLE                                      17812
MCDERMOTT INTL INC             COM              580037109     2789   259215 SH       SOLE                                     259215
MEDTRONIC INC                  COM              585055106     2332    70151 SH       SOLE                                      70151
MICRON TECHNOLOGY INC          COM              595112103     1121   222350 SH       SOLE                                     222350
PEPSICO INC                    COM              713448108     1042    16831 SH       SOLE                                      16831
PHILIP MORRIS INTERNATIONAL IN COM              718172109     1707    27369 SH       SOLE                                      27369
QUALCOMM INC                   COM              747525103     1038    21350 SH       SOLE                                      21350
ROYAL DUTCH SHELL B ADR        COM              780259107      742    11964 SH       SOLE                                      11964
SCHLUMBERGER LTD               COM              806857108     2702    45240 SH       SOLE                                      45240
TARGET CORP                    COM              87612E106      337     6875 SH       SOLE                                       6875
UNION PACIFIC CORP             COM              907818108     1843    22567 SH       SOLE                                      22567
UNITED TECHNOLOGIES            COM              913017109     1686    23969 SH       SOLE                                      23969
VALERO ENERGY CORP             COM              91913Y100     1747    98236 SH       SOLE                                      98236
VERIZON COMMUNICATIONS         COM              92343V104     4353   118287 SH       SOLE                                     118287
ISHARES MSCI AUSTRALIA INDEX F                  464286103     1199    59750 SH       SOLE                                      59750
ISHARES MSCI BRAZIL INDEX FUND                  464286400      637    12255 SH       SOLE                                      12255
ISHARES NASDAQ BIOTECH INDX                     464287556     4708    50435 SH       SOLE                                      50435
ISHARES TR COMEX GOLD                           464285105      815    51475 SH       SOLE                                      51475